9. Related Party (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Proceeds from related parties	$ 240	$ 50,225	$ 19,040	$ 114,176	$ 44,851	$ 135,394	$ 101,939	$ 174,293	$ 138,731	$ 1,329,874
Due to stockholders	2,660,000							2,662,000	2,511,000	2,385,000
Accrued expenses	1,133,680	850,685	620,822	901,515	654,843	953,911	723,133	1,076,376	855,069	657,176
Accounts payable	$ 1,081,195	$ 993,698	$ 954,539	$ 988,791	$ 950,842	$ 999,048	$ 980,108	1,011,745	989,112	841,836
Related Party [Member]
Accrued expenses								515,448	$ 311,448	$ 156,448
Related Party [Member] | Advertising Trade Credit [Member]
Accounts payable								125,000
Chief Operating Officer [Member]
Accrued interest								$ 172,000